Annual Total Returns - FidelityFreedomFunds-K6ComboPRO - FidelityFreedomFunds-K6ComboPRO - Fidelity Freedom Income Fund	Sep. 08, 2023
Bar Chart Table:
Annual Return, Inception Date	Jun. 07, 2017
Fidelity Freedom Income Fund - Class K6
Bar Chart Table:
Annual Return 2018	(1.71%)
Annual Return 2019	10.71%
Annual Return 2020	9.07%
Annual Return 2021	3.24%
Annual Return 2022	(11.25%)